CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Common stock, par value (in USD per share)	$ 1.00	$ 1.00
Common stock, shares authorized (in shares)	100,000,000	100,000,000
Common stock, shares issued (in shares)	25,413,000	25,413,000
Common stock, shares outstanding (in shares)	15,911,000	15,664,000
Treasury stock, shares (in shares)	9,502,000	9,749,000